As filed with the Securities and Exchange Commission on October 1, 2021
Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 17	☒

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 6, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of ETF Opportunities Trust: Alpha Dog ETF.

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 6, 2021, as the new effective date for Post-Effective Amendment No. 11 to the Registration Statement filed on July 20, 2021, for the Alpha Dog ETF. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 11 to the Registration Statement.

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of ETF Opportunities Trust (“Registrant”) is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(a)(2)	Agreement and Declaration of Trust is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(b)	By-Laws of the Registrant is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(c)	Articles IV, VII and VIII of the Declaration of Trust, Exhibit 28(a)(2) above, define the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Advisory Agreement between the Registrant and Ridgeline Research LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(d)(2)	Sub-Advisory Agreement between Vident Advisory, LLC and Ridgeline Research LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(d)(3)	Advisory Agreement between the Registrant and Real Asset Strategies, LLC on behalf of the Real Asset Strategies ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(d)(4)	Sub-Advisory Agreement between Enduring Investments, LLC and Real Asset Strategies, LLC on behalf of the Real Asset Strategies ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(d)(5)	Advisory Agreement between the Registrant and Formidable Asset Management, LLC on behalf of the Formidable ETF, the Formidable Small/Mid Cap ETF and the Formidable Fortress ETF (“Formidable ETFs”) (To be Filed by Amendment).

(d)(6)	Sub-Advisory Agreement between Toroso Asset Management and Formidable Asset Management, LLC on behalf of the Formidable ETFs (To be Filed by Amendment).

(d)(7)	Advisory Agreement between the Registrant and Applied Finance Advisors, LLC on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(d)(8)	Sub-Advisory Agreement between Toroso Asset Management and Applied Finance Advisors, LLC on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(d)(9)	Advisory Agreement between the Registrant and Gea Sphere, LLC on behalf of the Alpha Dog ETF (To be Filed by Amendment).

(d)(10)	Advisory Agreement between the Registrant and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Tactical Bond ETF (To be Filed by Amendment).

(d)(11)	Advisory Agreement between the Registrant and Ultra Blue Capital, LLC on behalf of the UBC Algorithmic Fundamentals ETF (To be Filed by Amendment).

(d)(12)	Advisory Agreement between the Registrant and WealthTrust Asset Management, LLC on behalf of the WealthTrust DBS Long Term Growth ETF (To be Filed by Amendment).

(e)(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(e)(2)	First Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the American Conservative Values ETF, the American Conservative Values Small-Cap ETF and the Real Asset Strategies ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(e)(3)	Amended Schedule to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Funds in the Trust (To be Filed by Amendment).

(e)(4)	Form of Authorized Participant Agreement with Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(f)	Not applicable.

(g)(1)	Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(g)(2)

Amendment No. 1 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(g)(3)	Amendment No. 2 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Real Asset Strategies ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(g)(4)	Amendment No. 4 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(g)(5)	Amendment No. 5 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(g)(6)	Amendment No. __ to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Alpha Dog ETF (To be Filed by Amendment).

(g)(7)	Amendment No. __ to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Kingsbarn Tactical Bond ETF (To be Filed by Amendment).

(g)(8)	Amendment No. __ to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the UBC Algorithmic Fundamentals ETF (To be Filed by Amendment).

(g)(9)	Amendment No. __ to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the WealthTrust DBS Long Term Growth ETF (To be Filed by Amendment).

(h)(1)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(2)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Real Asset Strategies ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(3)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Formidable ETFs (To be Filed by Amendment).

(h)(4)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 11 on Form N-1A filed on July 20, 2021.

(h)(5)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Alpha Dog ETF (To be Filed by Amendment).

(h)(6)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Kingsbarn Tactical Bond ETF (To be Filed by Amendment).

(h)(7)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the UBC Algorithmic Fundamentals ETF (To be Filed by Amendment).

(h)(8)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the WealthTrust DBS Long Term Growth ETF (To be Filed by Amendment).

(h)(9)	Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(10)	Amendment No. 4 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(11)	Amendment No. 6 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(h)(12)	Amendment No. __ to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Alpha Dog ETF (To be Filed by Amendment).

(h)(13)	Amendment No. __ to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Kingsbarn Tactical Bond ETF (To be Filed by Amendment).

(h)(14)	Amendment No. __ to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the UBC Algorithmic Fundamentals ETF (To be Filed by Amendment).

(h)(15)	Amendment No. __ to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the WealthTrust DBS Long Term Growth ETF (To be Filed by Amendment).

(i)(1)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(i)(2)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Real Asset Strategies ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(i)(3)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(i)(4)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(i)(5)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Alpha Dog ETF (To be Filed by Amendment).

(i)(6)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Kingsbarn Tactical Bond ETF (To be Filed by Amendment).

(i)(7)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the UBC Algorithmic Fundamentals ETF (To be Filed by Amendment).

(i)(8)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the WealthTrust DBS Long Term Growth ETF (To be Filed by Amendment).

(j)(1)	Consent of Independent Registered Public Accounting Firm on behalf of the American Conservative Values ETF and the American Conservative Values Small-Cap ETF was filed as an exhibit to the Registrant’s Pre-Effective Amendment No. 2 on Form N-1A/A filed on July 27, 2020.

(j)(2)	Consent of Independent Registered Public Accounting Firm on behalf of the Formidable ETFs was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(k)	Not applicable.

(l)	Initial Capital Agreement is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(m)(1)	Plan of Distribution Pursuant to Rule 12b-1. Not Applicable.

(n)(1)	Rule 18f-3 Multi-Class Plan. Not applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(p)(2)	Code of Ethics for Ridgeline Research, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(p)(3)	Code of Ethics for Vident Investment Advisory, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 2 on Form N-1A/A filed on July 27, 2020.

(p)(4)	Code of Ethics for Real Asset Strategies, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(p)(5)	Code of Ethics for Enduring Investment, LLC (To be Filed by Amendment).

(p)(6)	Code of Ethics for Formidable Asset Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(p)(7)	Code of Ethics for Toroso Asset Management (To be Filed by Amendment).

(p)(8)	Code of Ethics for Applied Finance Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(p)(9)	Code of Ethics for Kingsbarn Capital Management, LLC (To be Filed by Amendment).

(p)(10)	Code of Ethics for Ultra Blue Capital, LLC (To be Filed by Amendment).

(p)(11)	Code of Ethics for WealthTrust Asset Management, LLC (To be Filed by Amendment).

(q)	Power of Attorney for Mary Lou H. Ivey, David J. Urban, Theo H. Pitt, Jr. and Kevin Farragher is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

Item 29. Persons Controlled By or Under Common Control With Registrant

Not Applicable.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The description of the Investment Adviser is found under the caption “Management,” “The Investment Adviser” in the Prospectus and under the caption “Investment Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Investment Adviser may provide investment advisory services to persons or entities other than the Registrant.

Item 32. Distributor

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	AFA Multi-Manager Credit Fund
5.	AGF Investments Trust (f/k/a FQF Trust)
6.	AIM ETF Products Trust
7.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
8.	AlphaCentric Prime Meridian Income Fund
9.	American Century ETF Trust
10.	American Customer Satisfaction ETF, Series of ETF Series Solutions
11.	Amplify ETF Trust
12.	ARK ETF Trust
13.	ASYMmetric ETFs Trust
14.	Bluestone Community Development Fund (f/k/a The 504 Fund)
15.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
16.	Bridgeway Funds, Inc.
17.	Brinker Capital Destinations Trust
18.	Brookfield Real Assets Income Fund Inc.
19.	Cabot Equity Growth ETF, Series of Listed Funds Trust
20.	Calamos Convertible and High Income Fund
21.	Calamos Convertible Opportunities and Income Fund
22.	Calamos Dynamic Convertible and Income Fund
23.	Calamos Global Dynamic Income Fund
24.	Calamos Global Total Return Fund
25.	Calamos Strategic Total Return Fund
26.	Carlyle Tactical Private Credit Fund
27.	Center Coast Brookfield MLP & Energy Infrastructure Fund
28.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
29.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
30.	Cliffwater Corporate Lending Fund
31.	Cliffwater Enhanced Lending Fund
32.	Cohen & Steers Infrastructure Fund, Inc.

33.	CornerCap Group of Funds
34.	Davis Fundamental ETF Trust
35.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
36.	Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
37.	Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions
38.	Defiance Next Gen Big Data ETF, Series of ETF Series Solutions
39.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
40.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
41.	Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
42.	Defiance Quantum ETF, Series of ETF Series Solutions
43.	Direxion Shares ETF Trust
44.	DoubleLine Opportunistic Credit Fund
45.	Eaton Vance NextShares Trust
46.	Eaton Vance NextShares Trust II
47.	EIP Investment Trust
48.	Ellington Income Opportunities Fund
49.	EntrepreneurShares Series Trust
50.	Esoterica Thematic ETF Trust
51.	ETF Opportunities Trust
52.	Evanston Alternative Opportunities Fund
53.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
54.	Fat Tail Risk ETF, Series of Collaborative Investment Series Trust
55.	Fiera Capital Series Trust
56.	FlexShares Trust
57.	FOMO ETF, Series of Collaborative Investment Series Trust
58.	Forum Funds
59.	Forum Funds II
60.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
61.	Guinness Atkinson Funds
62.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
63.	Infinity Core Alternative Fund
64.	Innovator ETFs Trust
65.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
66.	Ironwood Institutional Multi-Strategy Fund LLC
67.	Ironwood Multi-Strategy Fund LLC
68.	John Hancock Exchange-Traded Fund Trust
69.	Mairs & Power Funds Trust
70.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
71.	Manor Investment Funds
72.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
73.	Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
74.	Morningstar Funds Trust
75.	OSI ETF Trust
76.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
77.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
78.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
79.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
80.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
81.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
82.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

83.	Pacific Global ETF Trust
84.	Palmer Square Opportunistic Income Fund
85.	Partners Group Private Income Opportunities, LLC
86.	PENN Capital Funds Trust
87.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
88.	Plan Investment Fund, Inc.
89.	PMC Funds, Series of Trust for Professional Managers
90.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
91.	Putnam ETF Trust
92.	Quaker Investment Trust
93.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
94.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
95.	Renaissance Capital Greenwich Funds
96.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
97.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
98.	RMB Investors Trust (f/k/a Burnham Investors Trust)
99.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
100.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
101.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
102.	Roundhill MVP ETF, Series of Listed Funds Trust
103.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
104.	Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust
105.	Salient MF Trust
106.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
107.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
108.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
109.	SHP ETF Trust
110.	Six Circles Trust
111.	Sound Shore Fund, Inc.
112.	Spear Alpha ETF, Series of Listed Funds Trust
113.	Strategy Shares
114.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
115.	Syntax ETF Trust
116.	The Active Dividend Stock ETF, Series of Collaborative Investment Series Trust
117.	The Chartwell Funds
118.	The Community Development Fund
119.	The De-SPAC ETF, Series of Collaborative Investment Series Trust
120.	The Private Shares Fund (f/k/a SharesPost 100 Fund)
121.	The Relative Value Fund
122.	The Short De-SPAC ETF, Series of Collaborative Investment Series Trust
123.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
124.	Third Avenue Trust
125.	Third Avenue Variable Series Trust
126.	Tidal ETF Trust
127.	TIFF Investment Program
128.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
129.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
130.	Timothy Plan International ETF, Series of The Timothy Plan
131.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
132.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

133.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
134.	Transamerica ETF Trust
135.	Trend Aggregation Aggressive Growth ETF, Series of Collaborative Investment Series Trust
136.	Trend Aggregation Conservative ETF, Series of Collaborative Investment Series Trust
137.	Trend Aggregation ESG ETF, Series of Collaborative Investment Series Trust
138.	Trend Aggregation US ETF, Series of Collaborative Investment Series Trust
139.	TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust
140.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
141.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
142.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
143.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
144.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
145.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
146.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
147.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
148.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
149.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
150.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
151.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
152.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
153.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
154.	U.S. Global Investors Funds
155.	Variant Alternative Income Fund
156.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
157.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
158.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
159.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
160.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
161.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
162.	VictoryShares Protect America ETF, Series of Victory Portfolios II
163.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
164.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
165.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
166.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
167.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
168.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
169.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
170.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
171.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
172.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
173.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
174.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
175.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
176.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
177.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
178.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
179.	WisdomTree Trust
180.	WST Investment Trust
181.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser

Ridgeline Research LLC, 14961 Finegan Farm Drive, Darnestown, Maryland 20874 (records relating to its function as investment adviser to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF).

b)	Sub-Adviser

Vidant Investment Advisory, LLC, 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009 (records relating to its function as sub-adviser to the American Conservative Values ETF, the American Conservative Values Small-Cap ETF and the Alpha Dog ETF).

c)	Adviser	Real Asset Strategies, LLC, 5775 Wayzata Boulevard, Suite 700, St. Louis Park, Minnesota 55416 (records relating to its function as investment adviser to the Real Asset Strategies ETF).
d)	Sub-Adviser	Enduring Investments, LLC, 12 Ironwood Road, Morristown, New Jersey 07960 (records relating to its function as sub-adviser to the Real Asset Strategies ETF).

e)	Adviser	Formidable Asset Management, LLC, 221 East fourth Street, Suite 2700, Cincinnati, Ohio 45202 (records relating to its function as investment adviser to the Formidable ETFs).
f)	Sub-Adviser

Toroso Asset Management, 898 N. Broadway, Suite 2, Massapequa, New York 11758 (records relating to its function as sub-adviser to the Formidable ETFs, the Applied Finance Valuation Large Cap ETF and the Kingsbarn Tactical Bond ETF).

g)	Adviser	Applied Finance Advisors, LLC, 17806 IH 10, Suite 300, San Antonio, Texas 78257 (records relating to its function as adviser to the Applied Finance Valuation Large Cap ETF).
h)	Adviser	Gea Sphere, LLC, 55 Mystery Farm Road, Cranston, Rhode Island, 02921 (records relating to its function as adviser to the Alpha Dog ETF).
i)	Adviser	Kingsbarn Capital Management, LLC, 1645 Village Center Circle, Suite 200, Las Vegas, Nevada 89134 (records relating to its function as adviser to the Kingsbarn Tactical Bond ETF).
j)	Adviser	Ultra Blue Capital, LLC, 1735 Technology Drive, #650, San Jose, California 95110 (records relating to its function as adviser to the UBC Algorithmic Fundamental ETF).
k)	Adviser	WealthTrust Asset Management, LLC, 4458 Legendary Drive, Suite 140, Destin, Florida 32541 (records relating to its function as adviser to the WealthTrust DBS Long Term Growth ETF).
l)	Custodian, Transfer Agency	Citibank, N.A., 390 Greenwich Street, 6th Floor, New York, New York 10013.

m)	Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

n)	Distributor	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

o)	Fund Accountant	Citi Fund Services Ohio, Inc., located at 4400 Easton Commons, Suite 200, Columbus, Ohio, 43219.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 15 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 1st day of October, 2021.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen Shupe
Karen Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	October 1, 2021

*Mary Lou H. Ivey	Trustee	October 1, 2021

*Theo H. Pitt, Jr.	Trustee	October 1, 2021

*Kevin M. Farragher	Trustee	October 1, 2021

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	October 1, 2021
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	October 1, 2021
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney